UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2008

Date of reporting period:  November 30, 2007

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS - 92.91%
Capital Markets - 1.77%
Merrill Lynch & Co, Inc.		70,000	$4,195,800
Chemicals - 1.82%
EI Du Pont de Nemours & Co.		93,190	4,300,719
Commercial Banks - 2.82%
Bank of America Corp.		87,620	4,041,911
Regions Financial Corp.		100,000	2,643,000
Total Commercial Banks			6,684,911

Commercial Services & Supplies - 2.35%
Asset Acceptance Capital Corp.		437,200	4,940,360
Tetra Tech, Inc. (a)		30,000	621,600
Total Commercial Services & Supplies			5,561,960

Communications Equipment - 1.34%
Cisco Systems, Inc. (a)		32,000	896,640
Echelon Corp. (a)		135,400	2,273,366
Total Communications Equipment			3,170,006

Consumer Finance - 2.28%
The First Marblehead Corp.		180,000	5,401,800
Diversified Financial Services - 4.06%
Citigroup, Inc.		110,000	3,663,000
JP Morgan Chase & Co.		130,490	5,952,954
Total Diversified Financial Services			9,615,954

Electronic Equipment & Instruments - 1.56%
Agilent Technologies, Inc. (a)		98,000	3,707,340
Energy Equipment & Services - 2.16%
BJ Services Co.		107,580	2,644,316
Patterson-UTI Energy, Inc.		131,660	2,481,791
Total Energy Equipment & Services			5,126,107

Food & Staples Retailing - 1.01%
Wal-Mart Stores, Inc.		50,000	2,395,000
Health Care Equipment & Supplies - 1.54%
St. Jude Medical, Inc. (a)		92,050	3,658,987
Health Care Providers & Services - 11.13%
Community Health Systems, Inc. (a)		180,000	6,015,600
Coventry Health Care, Inc. (a)		87,250	5,050,030
Health Management Associates, Inc. - Class A		900,020	6,129,136
Health Net Inc. (a)		93,840	4,558,747
RehabCare Group, Inc. (a)		200,000	4,620,000
Total Health Care Providers & Services			26,373,513

Industrial Conglomerates - 6.08%
General Electric Co.		376,280	14,407,761
Insurance - 15.78%
American International Group, Inc.		118,010	6,859,921
Aspen Insurance Holdings Ltd. (b)		141,200	4,066,560
Axis Capital Holdings Ltd. (b)		92,310	3,520,703
Endurance Specialty Holdings Limited (b)		130,000	5,250,700
IPC Holdings, Ltd. (b)		117,292	3,467,152
The Travelers Companies, Inc.		81,830	4,345,991
Unum Group		244,660	6,077,355
XL Capital Ltd. - Class A (b)		64,800	3,792,744
Total Insurance			37,381,126

Leisure Equipment & Products - 0.74%
Brunswick Corp.		86,510	1,763,939
Machinery - 1.87%
Ingersoll-Rand Company Ltd. - Class A (b)		85,700	4,425,548
Media - 2.06%
Viacom Inc. - Class B (a)		116,070	4,877,261
Metals & Mining - 5.82%
Alcoa Inc.		175,960	6,399,665
Worthington Industries, Inc.		348,910	7,393,403
Total Metals & Mining			13,793,068

Multiline Retail - 2.00%
Macy's, Inc.		160,000	4,744,000
Oil, Gas & Consumable Fuels - 4.91%
Alpha Natural Resources, Inc. (a)		121,230	3,406,563
Chesapeake Energy Corp.		61,110	2,313,014
ConocoPhillips		27,080	2,167,483
Marathon Oil Corp.		67,000	3,745,300
Total Oil, Gas & Consumable Fuels			11,632,360

Pharmaceuticals - 8.70%
Abbott Laboratories		74,580	4,289,096
Bristol-Myers Squibb Co.		45,000	1,333,350
GlaxoSmithKline PLC - ADR (b)		95,000	5,004,600
Johnson & Johnson		83,710	5,670,515
Pfizer Inc.		181,510	4,312,678
Total Pharmaceuticals			20,610,239

Specialty Retail - 8.86%
Christopher & Banks Corp.		493,000	7,947,160
The Gap, Inc.		311,290	6,350,316
New York & Company, Inc. (a)		50,000	368,500
Pacific Sunwear Of California, Inc. (a)		386,000	6,322,680
Total Specialty Retail			20,988,656

Textiles, Apparel & Luxury Goods - 0.13%
Kellwood Co.		20,000	299,800
Thrifts & Mortgage Finance - 2.12%
Countrywide Financial Corp.		465,000	5,031,300
TOTAL COMMON STOCKS (Cost $218,567,410)			$220,147,155

		Principal
		Amount	Value
CORPORATE BOND - 0.86%
Thrifts & Mortgage Finance - 0.86%
Countrywide Financial Corp.
6.250%, 05/15/2016		$3,250,000	2,050,802
TOTAL CORPORATE BONDS (Cost $2,081,079)			$2,050,802

		Contracts	Value
PURCHASED OPTIONS - 2.36%

Call Options - 0.86%
Legg Mason Inc
Expiration: December 2007, Exercise Price: $65.00		780	$889,980
Expiration: December 2007, Exercise Price: $80.00		780	85,800
MBIA Inc.
Expiration: December 2007, Exercise Price: $30.00		1,470	1,058,400
Expiration: December 2007, Exercise Price: $50.00		137	1,370
Total Call Options			2,035,550

Put Options - 1.50%
Colonial Bancgroup
Expiration: June 2008, Exercise Price: $22.50		1,000	705,000
Standard & Poor's 500 Index
Expiration: June 2008, Exercise Price: $1,450.00		200	1,570,000
Expiration: December 2008, Exercise Price: $1,500.00		100	1,280,000
Total Put Options			3,555,000

TOTAL PURCHASED OPTIONS (Cost $4,890,330)			$5,590,550

		Shares	Value
SHORT TERM INVESTMENTS - 5.54%
Investment Companies
AIM Short Term Treasury Investment
4.680% (c)		5,550,931	$5,550,931
Fidelity Institutional Government Portfolio - Class I
5.120% (c)		5,587,814	5,587,814
Total Investment Companies			11,138,745
		Principal
		Amount	Value
U.S. Government Obligation
T-Bill 3.671% (d), 03/20/2008		2,000,000	1,981,760
TOTAL SHORT TERM INVESTMENTS (Cost $13,116,745)			$13,120,505

Total Investments (Cost $238,655,564) - 101.67%			240,909,012
Liabilities in Excess of Other Assets - (1.67)%			(3,952,638)
TOTAL NET ASSETS - 100.00%			$236,956,374

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Foreign Issued Security
(c) Variable Rate
(d)	Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

Cost of investments		$ 238,655,564
	Premiums received on options written	6,904,251
Gross unrealized appreciation		18,146,909
Gross unrealized depreciation		(15,893,461)
Net unrealized appreciation		$ 2,253,448

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2007 (Unaudited)

	Contracts	Value
CALL OPTIONS
Abbott Laboratories
Expiration: January 2008, Exercise Price: $60.00	100	$8,500
Expiration: January 2008, Exercise Price: $65.00	150	2,250
Agilent Technologies, Inc.
Expiration: January 2008, Exercise Price: $35.00	250	88,750
Expiration: January 2008, Exercise Price: $37.50	200	35,700
Alcan Inc.
Expiration: January 2008, Exercise Price: $60.00	5	20,500
Alcoa Inc.
Expiration: January 2008, Exercise Price: $40.00	700	52,500
Expiration: January 2008, Exercise Price: $42.50	300	12,000
Expiration: January 2008, Exercise Price: $45.00	300	6,000
Expiration: April 2008, Exercise Price: $45.00	300	30,000
Alpha Natural Resources, Inc.
Expiration: March 2008, Exercise Price: $30.00	200	44,500
Expiration: June 2008, Exercise Price: $30.00	713	231,725
Expiration: June 2008, Exercise Price: $35.00	40	7,000
American International Group, Inc.
Expiration: January 2008, Exercise Price: $70.00	100	2,000
Expiration: January 2008, Exercise Price: $75.00	200	1,000
Expiration: February 2008, Exercise Price: $70.00	500	22,500
Asset Acceptance Capital Corp.
Expiration: May 2008, Exercise Price: $12.50	766	90,005
Axis Capital Holdings Ltd.
Expiration: December 2007, Exercise Price: $40.00	45	1,463
Bank of America Corp.
Expiration: January 2008, Exercise Price: $52.50	200	3,000
Expiration: January 2008, Exercise Price: $55.00	400	2,000
BJ Services Co.
Expiration: January 2008, Exercise Price: $25.00	200	8,000
Expiration: April 2008, Exercise Price: $30.00	300	19,500
Bristol-Myers Squibb Co.
Expiration: January 2008, Exercise Price: $30.00	450	40,950
Brunswick Corp.
Expiration: December 2007, Exercise Price: $30.00	300	750
Chesapeake Energy Corp.
Expiration: January 2008, Exercise Price: $40.00	100	7,000
Christopher & Banks Corp.
Expiration: December 2007, Exercise Price: $17.50	800	26,000
Expiration: December 2007, Exercise Price: $20.00	300	2,250
Expiration: March 2008, Exercise Price: $17.50	400	53,000
Expiration: June 2008, Exercise Price: $20.00	500	60,000
Cisco Systems, Inc.
Expiration: January 2008, Exercise Price: $32.50	320	8,000
Citigroup, Inc.
Expiration: December 2007, Exercise Price: $52.50	100	100
Expiration: January 2008, Exercise Price: $50.00	200	200
Expiration: March 2008, Exercise Price: $37.50	500	280,000
Expiration: March 2008, Exercise Price: $50.00	250	2,000
Expiration: March 2008, Exercise Price: $52.50	550	4,400
Community Health Systems, Inc.
Expiration: January 2008, Exercise Price: $35.00	675	89,437
Expiration: March 2008, Exercise Price: $35.00	450	93,375
ConocoPhillips
Expiration: January 2008, Exercise Price: $85.00	70	14,000
Countrywide Financial Corp.
Expiration: January 2008, Exercise Price: $30.00	700	1,750
Expiration: April 2008, Exercise Price: $17.50	850	140,250
Expiration: April 2008, Exercise Price: $20.00	500	37,500
Expiration: April 2008, Exercise Price: $27.50	1,400	24,500
Expiration: April 2008, Exercise Price: $30.00	500	12,500
Coventry Health Care, Inc.
Expiration: January 2008, Exercise Price: $60.00	200	27,500
Expiration: April 2008, Exercise Price: $65.00	300	61,500
Echelon Corp.
Expiration: February 2008, Exercise Price: $22.50	200	15,500
Expiration: February 2008, Exercise Price: $30.00	500	8,750
EI Du Pont de Nemours & Co.
Expiration: January 2008, Exercise Price: $55.00	200	2,000
Expiration: January 2008, Exercise Price: $57.50	100	500
Expiration: April 2008, Exercise Price: $50.00	200	31,000
Expiration: April 2008, Exercise Price: $52.50	300	26,250
The First Marblehead Corp.
Expiration: January 2008, Exercise Price: $40.00	135	4,050
Expiration: January 2008, Exercise Price: $45.00	350	3,500
Expiration: March 2008, Exercise Price: $40.00	200	20,000
The Gap, Inc.
Expiration: December 2007, Exercise Price: $20.00	600	60,000
Expiration: January 2008, Exercise Price: $20.00	1,200	174,000
Expiration: March 2008, Exercise Price: $20.00	1,200	258,000
General Electric Co.
Expiration: December 2007, Exercise Price: $40.00	900	20,700
Expiration: December 2007, Exercise Price: $42.50	200	400
Expiration: January 2008, Exercise Price: $40.00	630	337,050
Expiration: March 2008, Exercise Price: $42.50	450	20,250
Expiration: March 2008, Exercise Price: $45.00	800	16,000
GlaxoSmithKline PLC - ADR (b)
Expiration: February 2008, Exercise Price: $55.00	100	18,000
Expiration: May 2008, Exercise Price: $55.00	100	24,000
Expiration: May 2008, Exercise Price: $57.50	300	46,500
Health Management Associates, Inc. - Class A
Expiration: January 2008, Exercise Price: $7.50	10	175
Health Net Inc.
Expiration: January 2008, Exercise Price: $55.00	100	1,500
Expiration: January 2008, Exercise Price: $57.50	100	500
Expiration: April 2008, Exercise Price: $52.50	200	37,000
Expiration: April 2008, Exercise Price: $57.50	200	12,500
Ingersoll-Rand Company Ltd. - Class A
Expiration: December 2007, Exercise Price: $52.50	200	23,000
Expiration: January 2008, Exercise Price: $50.00	200	68,000
Expiration: January 2008, Exercise Price: $55.00	150	15,750
Expiration: March 2008, Exercise Price: $55.00	300	77,250
IPC Holdings, Ltd.
Expiration: March 2008, Exercise Price: $30.00	175	33,688
Johnson & Johnson
Expiration: January 2008, Exercise Price: $65.00	200	68,000
JP Morgan Chase & Co.
Expiration: December 2007, Exercise Price: $50.00	300	6,000
Expiration: January 2008, Exercise Price: $47.50	300	42,000
Expiration: January 2008, Exercise Price: $50.00	100	5,500
Expiration: March 2008, Exercise Price: $50.00	200	29,000
Kellwood Co.
Expiration: December 2007, Exercise Price: $30.00	200	1,000
Macy's, Inc.
Expiration: January 2008, Exercise Price: $35.00	300	18,000
Expiration: January 2008, Exercise Price: $37.50	300	9,000
Expiration: February 2008, Exercise Price: $35.00	100	10,000
Expiration: February 2008, Exercise Price: $37.50	700	38,500
Expiration: February 2008, Exercise Price: $40.00	106	3,180
Marathon Oil Corp.
Expiration: January 2008, Exercise Price: $120.00	200	34,000
Expiration: January 2008, Exercise Price: $65.00	100	6,500
Expiration: April 2008, Exercise Price: $70.00	250	40,625
Merrill Lynch & Co, Inc.
Expiration: April 2008, Exercise Price: $62.50	400	280,000
Expiration: April 2008, Exercise Price: $67.50	200	70,000
New York & Company, Inc.
Expiration: April 2008, Exercise Price: $7.50	500	52,500
Pacific Sunwear Of California, Inc.
Expiration: December 2007, Exercise Price: $17.50	200	10,000
Expiration: December 2007, Exercise Price: $22.50	900	4,500
Expiration: January 2008, Exercise Price: $25.00	400	96,000
Expiration: March 2008, Exercise Price: $17.50	400	68,000
Patterson-UTI Energy, Inc.
Expiration: January 2008, Exercise Price: $25.00	400	1,000
Expiration: February 2008, Exercise Price: $22.50	300	6,000
Expiration: May 2008, Exercise Price: $25.00	300	9,000
Pfizer Inc.
Expiration: December 2007, Exercise Price: $27.50	200	500
Expiration: January 2008, Exercise Price: $27.50	750	131,250
Expiration: March 2008, Exercise Price: $27.50	200	5,000
Regions Financial Corp.
Expiration: February 2008, Exercise Price: $30.00	295	28,762
Expiration: May 2008, Exercise Price: $30.00	600	87,000
St. Jude Medical, Inc.
Expiration: January 2008, Exercise Price: $45.00	100	4,000
Expiration: January 2008, Exercise Price: $50.00	150	2,250
Expiration: April 2008, Exercise Price: $50.00	200	14,000
Tetra Tech, Inc.
Expiration: December 2007, Exercise Price: $25.00	300	750
The Travelers Companies, Inc.
Expiration: April 2008, Exercise Price: $55.00	400	128,000
Unum Group
Expiration: December 2007, Exercise Price: $25.00	350	31,500
Expiration: January 2008, Exercise Price: $25.00	450	249,750
Expiration: January 2008, Exercise Price: $25.00	525	291,375
Expiration: March 2008, Exercise Price: $25.00	700	150,500
Viacom Inc. - Class B
Expiration: December 2007, Exercise Price: $40.00	100	25,500
Expiration: January 2008, Exercise Price: $40.00	300	93,000
Expiration: March 2008, Exercise Price: $45.00	300	44,250
Wal-Mart Stores, Inc.
Expiration: March 2008, Exercise Price: $47.50	500	160,000
Worthington Industries, Inc.
Expiration: December 2007, Exercise Price: $20.00	250	40,625
Expiration: December 2007, Exercise Price: $22.50	500	17,500
Expiration: March 2008, Exercise Price: $22.50	600	96,000
Expiration: March 2008, Exercise Price: $25.00	900	63,000
Expiration: June 2008, Exercise Price: $25.00	750	99,375
XL Capital Ltd. - Class A
Expiration: January 2008, Exercise Price: $85.00	150	1,500
Total Options Written (Premiums received $6,904,251)		$5,705,360

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
  Joseph Neuberger, President and Treasurer

Date     January 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
  Joseph Neuberger, President and Treasurer

Date    January 22, 2008